Average Annual Total Returns - Class I2 - Transamerica International Growth	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	21.50%	10.24%	7.18%	Jun. 10, 2008	21.32%	9.17%	5.87%	13.03%	7.95%	5.52%	8.28%	7.97%	6.00%